UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ			08876
(Address of principal executive offices)			(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31

Date of reporting period:	04/30/2006

Item 1. Reports to Stockholders.

Semi-Annual Report                                                                                                                   April 30, 2006

Family of Mutual Funds

■      International Equity Portfolio Investor Class

■      Emerging Markets Portfolio

Harding, Loevner Funds, Inc. P.O. Box 642, OPS 22 Boston, MA 02117-0642 Fax: 617-927-8400

1.877.435.8105 • www.hardingloevner.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	3
Statements of Net Assets
International Equity Portfolio, Investor Class	4
Emerging Markets Portfolio	9
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information	25

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2006 (unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006 for the International Equity Portfolio, Investor Class and Emerging Markets Portfolio.

Actual Expenses

The first line under each Porfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account		Expenses Paid During Period*
	Account Value November 1, 2005	Value April 30, 2006	Annualized Expense Ratio	(November 1, 2005 to April 30, 2006)
International Equity Portfolio, Investor Class
Actual	$1,000.00	$1,231.10	1.25%	$6.91
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	1.25%	6.25
Emerging Markets Portfolio
Actual	$1,000.00	$1,346.80	1.62%	$9.43
Hypothetical (5% annual return before expenses)	1,000.00	1,016.76	1.62%	8.10

*          Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited)

Industry	Percentage of Net Assets
Advertising Agencies	2.7%
Automotive	1.8
Banks	12.2
Beverages, Food & Tobacco	4.3
Commercial Banks	2.4
Construction Materials	1.9
Cosmetics & Personal Care	1.4
Discount Stores	1.6
Diversified Electronics	2.2
Diversified Food	3.3
Electric Utilities	1.5
Electrical Equipment	1.1
Electronic Equipment & Instruments	9.7
Food & Drug Retailing	3.2
General Diversified	4.6
Health Care Equipment & Supplies	1.3
Heavy Machinery	4.8
Industrial Chemicals & Gases Manufacturers	2.7
Insurance	1.5
Integrated International Oil Producers	2.3
Medical Supplies	1.5
Oil & Gas	11.3
Other Financial Services	1.8
Parts & Components	2.0
Pharmaceuticals	7.9
Real Estate	3.3
Short Term Investments and Repurchase Agreements	10.6
Software	1.7
Textiles & Apparel	1.0
Wholesalers	1.1
Total Investments	108.7
Other Assets Less Liabilities	(8.7)
Net Assets	100.0%

See Notes to Financial Statements

4

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Shares	Value (1)
Long Term Investments - 98.1%
Common Stocks - 98.1%
Austria - 3.3%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	112,600	$6,832,786
Verbund, Class A (Electric Utilities)	11,600	5,513,722
		12,346,508
Bermuda - 2.2%
Bunge Ltd. (Beverages, Food & Tobacco)†	150,200	8,013,170
Canada - 4.6%
EnCana Corp. (Oil & Gas)	169,832	8,500,092
Imperial Oil Ltd. (Integrated International Oil Producers)	80,080	8,704,696
		17,204,788
France - 11.6%
Air Liquide (Industrial Chemicals & Gases Manufacturers)	47,175	10,207,450
Dassault Systemes SA (Software)	117,900	6,443,129
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	75,400	7,929,697
Sanofi-Aventis (Pharmaceuticals)	106,400	10,031,521
Schneider Electric SA (Heavy Machinery)	76,910	8,705,808
		43,317,605
Germany - 4.3%
Fresenius AG (Pharmaceuticals)	24,050	4,016,800
Metro AG (Food & Drug Retailing)	209,970	11,886,374
		15,903,174
Hong Kong - 4.8%
Hutchison Whampoa Ltd. (General Diversified)	609,000	5,963,586
Johnson Electric Holdings Ltd. (Electrical Equipment)	4,916,000	4,152,579
Li & Fung Ltd. (Wholesalers)	1,702,000	4,031,536
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)	1,205,500	3,531,751
		17,679,452
India - 2.3%
HDFC Bank Ltd. (Banks)	235,300	4,305,912
ICICI Bank Ltd. (Banks)	320,800	4,123,411
		8,429,323
Ireland - 1.9%
CRH plc (Construction Materials)	188,652	6,923,938
Israel - 1.4%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	130,750	5,295,375
Japan - 19.1%
Fanuc Ltd. (Electronic Equipment & Instruments)	79,300	7,507,201
Hirose Electronics Co., Ltd. (Electronic Equipment & Instruments)	42,200	6,176,963
Hoya Corp. (Electronic Equipment & Instruments)	91,300	3,689,431
JSR Corp. (Automotive)	217,900	6,706,374

See Notes to Financial Statements

5

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

Japan (continued)
Kao Corp. (Cosmetics & Personal Care)	195,900	$5,269,188
Keyence Corp. (Electronic Equipment & Instruments)	38,165	9,994,927
Mitsubishi Corp. (General Diversified)	457,100	11,040,105
Sumitomo Realty & Development Co., Ltd. (Real Estate)	451,000	12,115,632
Yokogawa Electric Corp. (Electronic Equipment & Instruments)	539,900	8,534,213
		71,034,034
Mexico - 1.6%
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)	215,080	6,120,489
Netherlands - 1.3%
Qiagen NV (Health Care Equipment & Supplies)*†	314,600	4,685,994
Poland - 1.1%
Bank Pekao SA - GDR (Banks)	62,800	4,171,080
Russia - 3.5%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)†	287,750	13,059,735
Singapore - 1.1%
DBS Group Holdings Ltd. (Commercial Banks)	353,083	3,971,972
South Africa - 2.7%
Sasol Ltd. (Oil & Gas)	238,800	9,947,288
South Korea - 2.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Diversified Electronics)	23,800	8,112,773
Spain - 3.8%
Banco Santander Central Hispano SA (Banks)	608,800	9,389,539
Bankinter SA (Commercial Banks)	70,000	4,855,742
		14,245,281
Sweden - 4.3%
Atlas Copco AB, Class A (Heavy Machinery)	308,000	9,098,163
Skandinaviska Enskilda Banken AB, Class A (Banks)	277,600	6,995,612
		16,093,775
Switzerland - 8.9%
Nestle SA - ADR (Diversified Food)	99,520	7,566,525
Roche Holding AG - Genusschein (Pharmaceuticals)	66,430	10,213,019
Swiss Re - Registered (Insurance)†	77,900	5,684,288
UBS AG - Registered (Banks)†	80,210	9,502,631
		32,966,463
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	3,514,794	7,467,952

See Notes to Financial Statements

6

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

United Kingdom - 10.1%
BG Group plc (Oil & Gas)	792,000	$10,643,091
Smith & Nephew plc (Medical Supplies)	686,000	5,671,080
Standard Chartered plc (Other Financial Services)	252,740	6,710,190
Unilever plc (Diversified Food)	449,700	4,775,657
WPP Group plc (Advertising Agencies)	805,230	9,939,472
		37,739,490
Total Common Stocks (Cost $218,027,475)		364,729,659
Rights - 0.0%
Switzerland - 0.0%
Swiss Re - Registered (Cost $0)	77,900	0
Total Long Term Investments (Cost $218,027,475)		364,729,659
	Face
	Amount
Short Term Investments - 3.5%
Federal Home Loan Bank, 4.668%, due 05/02/06††	$6,748,550	6,748,550
Federal Home Loan Mortgage Corporation, 4.711%, due 05/03/06††	6,305,320	6,305,320
Total Short Term Investments (Cost $13,053,870)		13,053,870
Repurchase Agreements - 7.1%
Morgan Stanley & Co. Repurchase Agreement, 4.865%, due 05/01/06††	16,680,874	16,680,874
Investors Bank & Trust Repurchase Agreement, 3.23% due 02/01/06 in the amount of $9,823,386; issued 04/28/06 (collateralized by $9,531,014 par of SBA #’s 505906, 505927 and 506164, with rates ranging from 7.363% to 8.125%, with maturity dates ranging from 11/25/22 to 06/25/27 and an aggregate market value of $10,311,780)	9,820,743	9,820,743
Total Repurchase Agreements (Cost $26,501,617)		26,501,617
Total Investments - 108.7% (Cost $257,582,962)		$404,285,146

See Notes to Financial Statements

7

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - (8.7)%
Dividends receivable	$915,996
Foreign currency (cost $195,742)	198,101
Receivable for fund shares sold	115,600
Tax reclaim receivable	386,083
Prepaid expenses	3,804
Other assets	14,412
Collateral for securities loaned	(29,734,744)
Payable for distribution fees	(2,801)
Payable for fund shares redeemed	(3,602)
Payable to investment advisor	(229,258)
Payable for securities purchased	(3,809,456)
Other liabilities	(167,389)
$(32,313,254)
Net Assets - 100%
Investor Class
Applicable to 353,613 outstanding $.001 par value shares (authorized 250,000,000 shares)	$6,456,108
Net Asset Value, Offering Price and Redemption Price Per Share	$18.26
Institutional Class
Applicable to 20,006,016 outstanding $.001 par value shares (authorized 250,000,000 shares)	$365,515,784
Net Asset Value, Offering Price and Redemption Price Per Share	$18.27
Components of Net Assets as of April 30, 2006 were as follows:
Paid-in capital	$221,033,809
Accumulated undistributed net investment income	690,902
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	3,532,477
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	146,714,704
$371,971,892

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
SBA	Small Business Administration
(1)	See Note 2 to Financial Statements
*	Non-income producing security
†

All or a portion of this security was out on loan at April 30, 2006; the value of the securities loaned amounted to $28,258,946. The value of collateral amounted to $29,734,744 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

See Notes to Financial Statements

8

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2006 (unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	0.6%
Airlines	0.9
Automotive	4.6
Banks	13.9
Beverages, Food & Tobacco	2.0
Brewers	1.7
Building Materials	3.3
Chemicals	1.2
Commercial Banks	1.6
Computer Software & Processing	1.2
Computers & Information	0.7
Discount Stores	1.3
Diversified Electronics	4.4
Diversified Financials	0.3
Electric Utilities	0.9
Electrical Equipment	4.6
Entertainment & Leisure	1.2
Financial Services	1.0
Heavy Machinery	1.1
Home Construction, Furnishings & Appliances	5.4
Industrial Conglomerates	1.3
Insurance	2.0
Medical Supplies	1.0
Metals & Mining	2.2
National & Regional Food Chains	1.2
Oil & Gas	14.8
Parts & Components	3.6
Pharmaceuticals	3.9
Real Estate	0.8
Retailers	2.0
Short Term Investments and Repurchase Agreements	6.2
Telecommunications	2.6
Telephone Systems	7.5
Transportation	4.2
Total Investments	105.2
Other Assets Less Liabilities	(5.2)
Net Assets	100.0%

See Notes to Financial Statements

9

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Shares	Value (1)
Long Term Investments - 99.0%

Common Stocks - 93.5%

Brazil - 4.5%
Brazil Realty SA (Real Estate)	804,146	$13,678,573
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (National & Regional Food Chains)	515,600	20,294,016
Embraer Aircraft Corp. - ADR (Aerospace & Defense)	253,540	9,844,958
Petroleo Brasileiro SA - ADR (Oil & Gas)	314,071	31,039,637
		74,857,184

Cayman Islands - 1.1%
ASM Pacific Technology Ltd. (Heavy Machinery)	3,193,500	18,582,791

Chile - 1.9%
Banco Santander - ADR (Banks)	375,394	16,397,210
Lan Airlines SA - Sponsored ADR (Airlines)	395,200	15,017,600
		31,414,810

Colombia - 1.0%
BanColombia SA - Sponsored ADR (Banks)	510,000	17,646,000

Egypt - 1.6%
Orascom Telecom Holding SAE - GDR (Telephone Systems)	500,021	26,783,060

Hong Kong - 6.0%
China Merchants Holdings International Co., Ltd. (Transportation)	8,546,000	29,199,271
China Mobile HK Ltd. - Sponsored ADR (Telecommunications)	802,661	23,164,796
China Petroleum & Chemical Corp. - ADR (Oil & Gas)	285,000	18,325,500
Datang International Power Generation Co., Ltd. (Electric Utilities)	20,300,000	14,420,581
Johnson Electric Holdings Ltd. (Electrical Equipment)	19,120,500	16,151,219
		101,261,367

Hungary - 1.0%
Gedeon Richter Rt. (Pharmaceuticals)	78,521	16,989,218

India - 11.1%
Bajaj Auto Ltd. (Automotive)	502,000	32,875,343
Bharat Heavy Electricals (Electrical Equipment)	661,990	34,584,564
Bharti Tele-Ventures Ltd. (Telephone Systems)*	2,943,208	26,587,889
Gujarat Ambuja Cements Ltd. (Building Materials)	11,250,000	29,166,368
HDFC Bank Ltd. - ADR (Banks)	290,697	17,098,798
ICICI Bank Ltd. (Banks)	990,000	12,724,990
ICICI Bank Ltd. - Sponsored ADR (Banks)	225,000	6,171,750
Reliance Capital Ventures Ltd. (Banks)*	829,492	474,567
Reliance Communication Ventures Ltd. (Diversified Financials)*	829,492	5,554,271
Reliance Energy Ventures Ltd. (Telecommunications)*	829,492	791,208
Reliance Natural Resources Ltd. (Coal)*	829,492	545,913
Satyam Computer Services Ltd. (Computer Software & Processing)	1,185,000	19,764,452
		186,340,113

See Notes to Financial Statements

10

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

Indonesia - 2.6%
Perusahaan Gas Negara PT (Oil & Gas)	16,350,000	$23,063,989
PT Telekomunikasi Indonesia - Sponsored ADR (Telecommunications)	579,900	20,006,550
		43,070,539

Israel - 2.2%
Israel Chemicals Ltd. (Chemicals)	5,146,000	20,329,222
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	415,000	16,807,500
		37,136,722

Malaysia - 2.2%
Public Bank Berhad (Banks)	8,887,200	16,437,906
Resorts World Berhad (Entertainment & Leisure)	5,380,000	19,904,154
		36,342,060

Mexico - 6.9%
America Movil SA de CV, Series L - ADR (Telephone Systems)	927,000	34,215,570
Controladora Comercial Mexicana SA de CV (Retailers)	9,155,300	15,551,808
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	6,641,540	17,312,711
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	3,353,200	27,510,328
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)†	779,009	22,168,103
		116,758,520

Netherlands - 0.9%
Zentiva BV (Pharmaceuticals)	294,000	15,238,077

Philippines - 1.2%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telephone Systems)†	493,915	19,633,121

Poland - 2.0%
Bank Pekao SA (Banks)	276,400	18,478,114
Polski Koncern Naftowy Orlen SA (Oil & Gas)	756,700	15,728,057
		34,206,171

Russia - 8.6%
Lukoil - Sponsored ADR (Oil & Gas)	533,102	48,245,731
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)†	1,285,395	58,338,551
Sberbank of Russia (Banks)	20,898	37,825,380
		144,409,662

South Africa - 15.8%
Aspen Pharmacare Holdings Ltd. (Medical Supplies)*	2,250,000	15,901,678
Bidvest Group Ltd. (Industrial Conglomerates)	1,195,442	21,836,264
Impala Platinum Holdings Ltd. (Metals & Mining)	197,077	37,332,443
JD Group Ltd. (Home Construction, Furnishings & Appliances)	1,012,851	15,653,041
MTN Group Ltd. (Telephone Systems)	1,944,096	19,379,337
Pretoria Portland Cement Co., Ltd. (Building Materials)	382,415	26,669,675
SABMiller plc (Brewers)	1,360,300	28,921,126
Sasol Ltd. (Oil & Gas)	720,070	29,994,738
Standard Bank Group Ltd. (Banks)	1,583,669	22,587,791

See Notes to Financial Statements

11

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Shares	Value (1)
South Africa (continued)
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	7,414,213	$29,356,647
Woolworths Holdings Ltd. (Retailers)	6,500,000	18,214,158
		265,846,898

South Korea - 11.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Transportation)*	605,000	17,700,578
Hyundai Mobis (Automotive)	242,000	21,378,610
Hyundai Motor Co., Ltd. (Automotive)	254,800	22,392,983
Kookmin Bank - ADR (Banks)*	325,158	28,955,320
Samsung Electronics Co., Ltd. (Diversified Electronics)	56,159	15,100,245
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	17,400	5,940,203
Samsung Electronics Co., Ltd. - GDR, Reg S (Diversified Electronics)	152,921	52,126,611
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	234,500	33,747,533
		197,342,083

Taiwan - 5.7%
Advantech Co., Ltd. (Computers & Information)	4,001,585	10,981,555
Delta Electronics (Electrical Equipment)	8,280,168	25,830,924
Hon Hai Precision Industry Co., Ltd. (Parts & Components)	4,793,000	32,358,708
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	12,850,844	27,304,440
		96,475,627

Thailand - 1.2%
Siam Commercial Bank-Alien (Banks)	11,709,800	20,280,762

Turkey - 3.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)	508,604	17,017,937
Arcelik AS (Home Construction, Furnishings & Appliances)	2,196,476	18,680,983
Turkiye Is Bankasi (Banks)	2,285,842	19,254,623
		54,953,543

United Kingdom - 1.0%
Hikma Pharmaceuticals plc (Pharmaceuticals)	2,125,000	16,967,074

Total Common Stocks (Cost $1,205,705,062)		1,572,535,402

Preferred Stocks - 5.5%

Brazil - 4.0%
All America Latina Logistica SA (Transportation)	374,800	23,707,402
Banco Itau Holding Financeria SA - ADR (Commercial Banks)	835,926	26,582,447
Sadia SA (Beverages, Food & Tobacco)	6,455,000	17,320,556
		67,610,405

Russia - 1.5%
Transneft (Oil & Gas)*	11,300	24,295,000

Total Preferred Stocks (Cost $67,006,363)		91,905,405

Total Long Term Investments (Cost $1,272,711,425)		1,664,440,807

See Notes to Financial Statements

12

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Face
	Amount	Value (1)
Short Term Investments - 2.1%
Federal Home Loan Bank, 4.668%, due 05/02/06††	$18,286,255	$18,286,255
Federal Home Loan Mortgage Corporation, 4.711%, due 05/03/06††	17,085,254	17,085,254
Total Short Term Investments (Cost $35,371,509)		35,371,509

Repurchase Agreements - 4.1%
Morgan Stanley & Co. Repurchase Agreement, 4.865%, due 05/01/06††	45,199,445	45,199,445
Investors Bank & Trust Repurchase Agreement, 3.23%, due 05/01/06 in the amount of $24,196,691; issued 04/28/06 (collateralized by $23,371,762 par of SBA #’s 506038, 506323, 506359 and 506707, with rates ranging from 7.375% to 8.125%, with maturity dates ranging from 08/25/27 to 11/25/28 and an aggregate market value of $25,399,688)	24,190,179	24,190,179

Total Repurchase Agreements (Cost $69,389,624)		69,389,624

Total Investments - 105.2% (Cost $1,377,472,558)		$1,769,201,940

See Notes to Financial Statements

13

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - (5.2)%
Dividends receivable	$3,005,605
Foreign currency (cost $380,052)	381,136
Receivable for fund shares sold	5,898,266
Tax reclaim receivable	287,333
Prepaid expenses	14,352
Other assets	38,769
Collateral for securities loaned	(80,570,954)
Payable for fund shares redeemed	(1,590,746)
Payable to investment advisor	(1,377,378)
Payable for securities purchased	(11,752,582)
Other liabilities	(1,222,735)
$(86,888,934)
Net Assets - 100%
Applicable to 41,243,044 outstanding $.001 par value shares (authorized 500,000,000 shares)	$1,682,313,007
Net Asset Value, Offering and Redemption Price Per Share	$40.79
Components of Net Assets as of April 30, 2006 were as follows:
Paid-in capital	$1,273,938,399
Accumulated undistributed net investment income	2,438,124
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	14,225,967
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	391,710,517
$1,682,313,007

Summary of Abbreviations

ADR                       American Depository Receipt

GDR                      Global Depositary Receipt

SBA                           Small Business Administration

(1)                                   See Note 2 to Financial Statements

*                                             Non-income producing security

†                                             All or a portion of this security was out on loan at Arpil 30, 2006; the value of the securities loaned amounted to $76,693,064. The value of collateral amounted to $80,570,954 which consisted of cash equivalents.

††                                       Represents investments of security lending collateral.

See Notes to Financial Statements

14

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2006 (Unaudited)

	International	Emerging
	Equity	Markets
	Portfolio	Portfolio
Investment Income
Interest	$154,760	$520,165
Dividends (net of foreign withholding taxes of $226,621 and $950,948, respectively)	2,102,480	12,169,833
Securities lending income	106,844	431,186
Total investment income	2,364,084	13,121,184
Expenses
Investment advisory fees (Note 3)	1,252,433	7,340,623
Administration fees (Note 3)	123,752	382,746
Distribution fees, Investor Class	4,160	—
Custodian and accounting fees	153,526	810,410
Directors’ fees and expenses (Note 3)	10,847	35,124
Member record keeping fees	37,543	30,552
Printing and postage fees	5,646	7,079
State registration filing fees	16,078	28,638
Professional fees	39,718	63,498
Other fees and expenses	55,154	816,093
Total expenses	1,698,857	9,514,763
Waiver of investment advisory fee (Note 3)	(25,593)	—
Net expenses	1,673,264	9,514,763
Net investment income	690,820	3,606,421
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions (net of foreign tax expense of $0 and $119,593, respectively)	4,136,504	16,304,350
Foreign currency transactions	(137,187)	(1,885,378)
Net realized gain	3,999,317	14,418,972
Change in unrealized appreciation (depreciation) —
Investments	64,876,351	301,172,666
Translation of assets and liabilities denominated in foreign currencies	37,850	6,400
Net change in unrealized appreciation	64,914,201	301,179,066
Net realized and unrealized gain	68,913,518	315,598,038
Net increase in net assets resulting from operations	$69,604,338	$319,204,459

See Notes to Financial Statements

15

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	International Equity Portfolio
	Six Months Ended	Year Ended
	April 30, 2006	October 31,
	(unaudited)	2005
Increase in Net Assets From Operations
Net investment income	$690,820	$2,475,986
Net realized gain on investments and foreign currency transactions	3,999,317	40,452,858
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	64,914,201	18,700,157
Net increase in net assets resulting from operations	69,604,338	61,629,001
Distributions to Shareholders from:
Net investment income
Investor Class (A)	(10,374)	—
Institutional Class	(1,514,373)	(1,432,687)
Net realized gain from investments and foreign currency-related transactions
Investor Class (A)	(1,829)	—
Institutional Class	(252,725)	—
Total distributions to shareholders	(1,779,301)	(1,432,687)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class (A)	5,562,393	521,999
Institutional Class	9,971,459	11,311,197
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class (A)	10,881	—
Institutional Class	1,601,590	1,313,542
Cost of shares redeemed
Investor Class (A)	(252,444)	(14,714)
Institutional Class	(13,485,647)	(88,011,589)
Redemption fees
Investor Class (A)	501	—
Institutional Class	638	400
Net Increase (Decrease) in Net Assets from Fund Share Transactions	3,409,371	(74,879,165)
Net Increase (Decrease) in Net Assets	71,234,408	(14,682,851)
Net Assets
At beginning of period	300,737,484	315,420,335
At end of period	$371,971,892	$300,737,484
Accumulated Undistributed Net Investment Income Included in Net Assets	$690,902	$1,524,829

(A)        Investor Class shares commenced operations on September 30, 2005.

See Notes to Financial Statements

16

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Emerging Markets Portfolio
	Six Months Ended April 30, 2006 (unaudited)	Year Ended October 31, 2005
Increase in Net Assets From Operations
Net investment income	$3,606,421	$2,843,169
Net realized gain (loss) on investments and foreign currency transactions	14,418,972	(241,828)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	301,179,066	78,590,499
Net increase in net assets resulting from operations	319,204,459	81,191,840
Distributions to Shareholders from:
Net investment income	(2,386,155)	(120,585)
Net realized gain from investments and foreign currency-related transactions	(1,527,250)	(2,143,956)
Total distributions to shareholders	(3,913,405)	(2,264,541)
Transactions in Shares of Common Stock
Proceeds from sale of shares	757,629,873	601,485,970
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	3,710,264	2,223,089
Cost of shares redeemed	(85,496,246)	(58,688,332)
Redemption fees	210,486	214,731
Net Increase in Net Assets from Fund Share Transactions	676,054,377	545,235,458
Net Increase in Net Assets	991,345,431	624,162,757
Net Assets
At beginning of period	690,967,576	66,804,819
At end of period	$1,682,313,007	$690,967,576
Accumulated Undistributed Net Investment Income Included in Net Assets	$2,438,124	$1,217,858

See Notes to Financial Statements

17

Harding, Loevner Funds, Inc.

Financial Highlights

	International Equity Portfolio - Investor Class
	For the Six Months Ended April 30, 2006 (Unaudited)		For the Period Ended Oct. 31, 2005 (1)
Per Share Data
Net Asset Value, Beginning of Period	$14.91		$15.63
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.11		(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.32		(0.72)
Net increase (decrease) from investment operations	3.43		(0.72)
Distributions to Shareholders from:
Net investment income	(0.07)		—
Net realized gain from investments and foreign currency-related transactions	(0.01)		—
Total distributions	(0.08)		—
Net Asset Value, End of Period	$18.26		$14.91
Total Return	23.11	%(B)	(4.61	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,456		$510
Ratio of expenses to average net assets	1.25	%(A)	1.25	%(A)
Ratio of net investment income (loss), to average net assets	0.41	%(A)	(1.25	)%(A)
Decrease reflected in above expense ratios due to expense reductions	0.02	%(A)	0.08	%(A)
Portfolio turnover rate	12	%(B)	38	%(B)

(1)           For the period September 30, 2005 (commencement of operations) through October 31, 2005.

*                     Rounds to less than $(0.01).

(A)        Annualized.

(B)         Not annualized.

See Notes to Financial Statements

18

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Emerging Markets Portfolio
	For the Six		For	For	For	For	For
	Months Ended		the Year	the Year	the Year	the Year	the Year
	April 30, 2006		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003	Oct. 31, 2002	Oct. 31, 2001
Per Share Data
Net Asset Value, Beginning of Period	$30.41		$22.31	$18.16	$12.49	$11.88	$14.89
Increase (Decrease) in Net Assets from Operations
Net investment income	0.10		0.11	0.07	0.07	0.04	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	10.43		8.43	4.12	5.60	0.58	(1.89)
Net increase (decrease) from investment operations	10.53		8.54	4.19	5.67	0.62	(1.88)
Distributions to Shareholders from:
Net investment income	(0.09)		(0.02)	(0.04)	—	(0.01)	—
Net realized gain from investments and foreign currency-related transactions	(0.06)		(0.42)	—	—	—	(1.13)
Total distributions	(0.15)		(0.44)	(0.04)	—	(0.01)	(1.13)
Net Asset Value, End of Period	$40.79		$30.41	$22.31	$18.16	$12.49	$11.88
Total Return	34.68	%(B)	38.76%	23.09%	45.40%	5.22%	(13.48)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,682,313		$690,968	$66,805	$29,657	$10,116	$2,731
Ratio of expenses to average net assets	1.62	%(A)	1.68%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income, to average net assets	0.61	%(A)	0.87%	0.51%	0.76%	0.19%	0.08%
Decrease reflected in above expense ratios due to expense reductions	N/A		N/A	0.02%	0.08%	0.39%	1.15%
Portfolio turnover rate	16	%(B)	36%	40%	58%	43%	38%

(A)           Annualized.

(B)           Not annualized.

See Notes to Financial Statements

19

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2006 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios (individually, “Portfolio”), all of which were active as of April 30, 2006: International Equity Portfolio (“International Equity”); Global Equity Portfolio; Institutional Emerging Markets Portfolio and Emerging Markets Portfolio (“Emerging Markets”). International Equity and Emerging Markets (collectively, “Portfolios”) are presented hereinafter. The investment objective of each Portfolio is as follows: International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc. Emerging Markets commenced operations on November 9, 1998. Effective August 5, 2005, International Equity launched the Investor Class Shares and converted existing shareholders to the Institutional Class. Investor Class of International Equity commenced operations on September 30, 2005. The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Adviser”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the Investment Company Act of 1940, as amended (“1940 Act”). The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of funds and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another fair valuation methodology is appropriate. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e., more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of April 30, 2006, there were no securities in the Portfolios which required valuation by the Board or its delegate.

20

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions.  To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment and is reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by

21

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

2. Summary of Significant Accounting Policies (continued)

the Fund and the Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives the income on the loaned securities and a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earn either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by the Investment Adviser to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law.

For the period ended April 30, 2006, the market value of the securities on loan and the value of the related collateral were as follows:

	Market Value of
Portfolio	Loaned Securities	Collateral Value
International Equity	$28,258,946	$29,734,744
Emerging Markets	76,693,064	80,570,954

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the “Agreements”) with the Investment Adviser. The advisory fees are computed daily at an annual rate of 0.75% and 1.25% of the average daily net assets of International Equity and Emerging Markets, respectively.

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.25% and 1.75%, respectively, of the average daily net assets of International Equity and Emerging Markets. For the period ended April 30, 2006, the Investment Adviser voluntarily waived $25,593 in investment advisory fees only from International Equity.

Quasar Distributors, LLC serves as the non-exclusive distributor of each class of the Fund’s shares. The Fund has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor Class shares of International Equity and Global Equity. Under the terms of the plan, each Portfolio compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Portfolio attributable to its Investor Class shares for distribution and related services.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company (“IBT”), which provides certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Under this agreement, International Equity and Emerging Markets incurred $123,752 and $382,746, respectively, in administration fees for the period ended April 30, 2006.

IBT serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolios’ shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries assumption of functions that the Fund would otherwise perform, such as providing sub accounting and related shareholder services, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries’ fees is paid by the Investment Adviser.  Because of the voluntary cap on the Fund’s fees and expenses, the Investment Adviser paid all or a portion of the Portfolios’ share of these fees during the period ended April 30, 2006.

22

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

4. Investment Transactions

Cost of  purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2006, were as follows for each Portfolio:

	Purchase Cost of	Proceeds from Sales of
Portfolio	Investment Securities	Investment Securities
International Equity	$39,087,595	$37,723,556
Emerging Markets	871,147,597	188,340,836

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2006, for each of the Portfolios were as follows:

	Unrealized	Unrealized
Portfolio	Appreciation	Depreciation	Net	Cost
International Equity	$148,372,329	$1,983,506	$146,388,823	$257,896,323
Emerging Markets	396,564,113	5,263,122	391,300,991	1,377,900,949

The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign Portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2006.

6. Capital Share Transactions

Transactions in capital stock for International Equity Investor Class were as follows for the periods indicated:

	Six Months Ended
	April 30, 2006		Period Ended
	(Unaudited)		October 31, 2005 (A)
	Shares	Amount	Shares	Amount
Shares sold	333,769	$5,562,393	35,213	$521,999
Shares issued upon reinvestment of dividends	671	10,881	—	—
	334,440	5,573,274	35,213	521,999
Shares redeemed	(15,037)	(251,943)	(1,003)	(14,714)
Net increase	319,403	$5,321,331	34,210	$507,285

(A)                             Investor Class shares commenced operations on September 30, 2005.

23

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

6. Capital Share Transactions (continued)

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

	Six Months Ended
	April 30, 2006		Year Ended
	(Unaudited)		October 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	20,721,863	$757,629,873	21,717,131	$601,485,970
Shares issued upon reinvestment of dividends	107,485	3,710,264	90,369	2,223,089
	20,829,348	761,340,137	21,807,500	603,709,059
Shares redeemed	(2,310,195)	(85,285,760)	(2,078,552)	(58,688,332)
Net increase	18,519,153	$676,054,377	19,728,948	$545,020,727

Redemptions made within 90 days of purchase are subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2005,  Emerging Markets received $214,731 in redemption fees and for the period ended April 30, 2006, International Equity, Investor Class and Emerging Markets received $501 and $210,486 in redemption fees, respectively, related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

7. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

8. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which International Equity and Emerging Markets are authorized to invest.

9. Subsequent Event

Effective June 12, 2006, the Board dismissed Ernst & Young, LLP as the Fund’s Independent Registered Public Accounting Firm. On June 12, 2006, the Board appointed KPMG LLP as the Fund’s new Independent Registered Public Accounting Firm. The dismissal of Ernst and Young, LLP did not relate to any disagreement with the Fund on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures and does not affect the Fund's audited financial statements for the fiscal year ended October 31, 2005 or any prior period.

24

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolio’s Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevner.com and on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

25

HARDING, LOEVNER FUNDS, INC.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

R. Kelly Doherty

Director of the Funds

Raymond J. Clark

Director of the Funds

David R. Loevner

Director, President and Chairman
of the Board of the Funds

Susan C. Mosher

Chief Compliance Officer and
Anti-Money Laundering
Compliance Officer of the Funds

Richard Reiter

Chief Financial Officer and
Treasurer of the Funds

Brendan J. O’Neill

Assistant Treasurer of the Funds

Ranier L.C. Frost

Secretary of the Funds

Brian F. Link

Assistant Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

Investors Bank & Trust Co.
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Co.
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert LLC
1775 I Street, N.W.
Washington D.C. 20006-2401

Independent Auditors

KPMG LLP
1601 Market Street
Philadelphia, PA 09103-2499

This report is intended for shareholders of Harding Loevner Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

Semi-Annual Report                                                                     April 30, 2006

Family of Mutual Funds

■      International Equity Portfolio Institutional Class

■      Institutional Emerging Markets Portfolio

■      Global Equity Portfolio Institutional Class

Harding, Loevner Funds, Inc. P.O. Box 642, OPS 22 Boston, MA 02117-0642 Fax: 617-927-8400

1.877.435.8105 • www.hardingloevner.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	3
Statements of Net Assets
International Equity Portfolio, Institutional Class	4
Institutional Emerging Markets Portfolio	9
Global Equity Portfolio, Institutional Class	15
Statements of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	27
Supplemental Information	33

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2006 (unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006 for the International Equity Portfolio, Institutional Class, Institutional Emerging Markets Portfolio and Global Equity Portfolio, Institutional Class.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2005 to April 30, 2006)
International Equity Portfolio, Institutional Class
Actual	$1,000.00	$1,232.90	1.00%	$5.53
Hypothetical (5% annual return before expenses)	1,000.00	1,019.84	1.00%	5.01
Institutional Emerging Markets Portfolio
Actual	$1,000.00	$1,348.80	1.30%	$7.57
Hypothetical (5% annual return before expenses)	1,000.00	1,018.35	1.30%	6.51
Global Equity Portfolio, Institutional Class
Actual	$1,000.00	$1,190.10	1.25%	$6.79
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	1.25%	6.26

*          Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365).

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited)

Percentage of
Industry	Net Assets
Advertising Agencies	2.7%
Automotive	1.8
Banks	12.2
Beverages, Food & Tobacco	4.3
Commercial Banks	2.4
Construction Materials	1.9
Cosmetics & Personal Care	1.4
Discount Stores	1.6
Diversified Electronics	2.2
Diversified Food	3.3
Electric Utilities	1.5
Electrical Equipment	1.1
Electronic Equipment & Instruments	9.7
Food & Drug Retailing	3.2
General Diversified	4.6
Health Care Equipment & Supplies	1.3
Heavy Machinery	4.8
Industrial Chemicals & Gases Manufacturers	2.7
Insurance	1.5
Integrated International Oil Producers	2.3
Medical Supplies	1.5
Oil & Gas	11.3
Other Financial Services	1.8
Parts & Components	2.0
Pharmaceuticals	7.9
Real Estate	3.3
Short Term Investments and Repurchase Agreements	10.6
Software	1.7
Textiles & Apparel	1.0
Wholesalers	1.1
Total Investments	108.7
Other Assets Less Liabilities	(8.7)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Shares	Value (1)
Long Term Investments - 98.1%
Common Stocks - 98.1%
Austria - 3.3%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	112,600	$6,832,786
Verbund, Class A (Electric Utilities)	11,600	5,513,722
		12,346,508
Bermuda - 2.2%
Bunge Ltd. (Beverages, Food & Tobacco)†	150,200	8,013,170
Canada - 4.6%
EnCana Corp. (Oil & Gas)	169,832	8,500,092
Imperial Oil Ltd. (Integrated International Oil Producers)	80,080	8,704,696
		17,204,788
France - 11.6%
Air Liquide (Industrial Chemicals & Gases Manufacturers)	47,175	10,207,450
Dassault Systemes SA (Software)	117,900	6,443,129
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	75,400	7,929,697
Sanofi-Aventis (Pharmaceuticals)	106,400	10,031,521
Schneider Electric SA (Heavy Machinery)	76,910	8,705,808
		43,317,605
Germany - 4.3%
Fresenius AG (Pharmaceuticals)	24,050	4,016,800
Metro AG (Food & Drug Retailing)	209,970	11,886,374
		15,903,174
Hong Kong - 4.8%
Hutchison Whampoa Ltd. (General Diversified)	609,000	5,963,586
Johnson Electric Holdings Ltd. (Electrical Equipment)	4,916,000	4,152,579
Li & Fung Ltd. (Wholesalers)	1,702,000	4,031,536
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)	1,205,500	3,531,751
		17,679,452
India - 2.3%
HDFC Bank Ltd. (Banks)	235,300	4,305,912
ICICI Bank Ltd. (Banks)	320,800	4,123,411
		8,429,323
Ireland - 1.9%
CRH plc (Construction Materials)	188,652	6,923,938
Israel - 1.4%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	130,750	5,295,375
Japan - 19.1%
Fanuc Ltd. (Electronic Equipment & Instruments)	79,300	7,507,201
Hirose Electronics Co., Ltd. (Electronic Equipment & Instruments)	42,200	6,176,963
Hoya Corp. (Electronic Equipment & Instruments)	91,300	3,689,431
JSR Corp. (Automotive)	217,900	6,706,374

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Shares	Value (1)
Japan (continued)
Kao Corp. (Cosmetics & Personal Care)	195,900	$5,269,188
Keyence Corp. (Electronic Equipment & Instruments)	38,165	9,994,927
Mitsubishi Corp. (General Diversified)	457,100	11,040,105
Sumitomo Realty & Development Co., Ltd. (Real Estate)	451,000	12,115,632
Yokogawa Electric Corp. (Electronic Equipment & Instruments)	539,900	8,534,213
		71,034,034
Mexico - 1.6%
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)	215,080	6,120,489
Netherlands - 1.3%
Qiagen NV (Health Care Equipment & Supplies)*†	314,600	4,685,994
Poland - 1.1%
Bank Pekao SA - GDR (Banks)	62,800	4,171,080
Russia - 3.5%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)†	287,750	13,059,735
Singapore - 1.1%
DBS Group Holdings Ltd. (Commercial Banks)	353,083	3,971,972
South Africa - 2.7%
Sasol Ltd. (Oil & Gas)	238,800	9,947,288
South Korea - 2.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Diversified Electronics)	23,800	8,112,773
Spain - 3.8%
Banco Santander Central Hispano SA (Banks)	608,800	9,389,539
Bankinter SA (Commercial Banks)	70,000	4,855,742
		14,245,281
Sweden - 4.3%
Atlas Copco AB, Class A (Heavy Machinery)	308,000	9,098,163
Skandinaviska Enskilda Banken AB, Class A (Banks)	277,600	6,995,612
		16,093,775
Switzerland - 8.9%
Nestle SA - ADR (Diversified Food)	99,520	7,566,525
Roche Holding AG - Genusschein (Pharmaceuticals)	66,430	10,213,019
Swiss Re - Registered (Insurance)†	77,900	5,684,288
UBS AG - Registered (Banks)†	80,210	9,502,631
		32,966,463
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	3,514,794	7,467,952

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Shares	Value (1)
United Kingdom - 10.1%
BG Group plc (Oil & Gas)	792,000	$10,643,091
Smith & Nephew plc (Medical Supplies)	686,000	5,671,080
Standard Chartered plc (Other Financial Services)	252,740	6,710,190
Unilever plc (Diversified Food)	449,700	4,775,657
WPP Group plc (Advertising Agencies)	805,230	9,939,472
		37,739,490
Total Common Stocks (Cost $218,027,475)		364,729,659
Rights - 0.0%
Switzerland - 0.0%
Swiss Re - Registered (Cost $0)	77,900	0
Total Long Term Investments (Cost $218,027,475)		364,729,659
Short Term Investments - 3.5%	Face Amount
Federal Home Loan Bank, 4.668%, due 05/02/06††	$6,748,550	6,748,550
Federal Home Loan Mortgage Corporation, 4.711%, due 05/03/06††	6,305,320	6,305,320
Total Short Term Investments (Cost $13,053,870)		13,053,870
Repurchase Agreements - 7.1%
Morgan Stanley & Co. Repurchase Agreement, 4.865%, due 05/01/06††	16,680,874	16,680,874
Investors Bank & Trust Repurchase Agreement, 3.23% due 02/01/06 in the amount of $9,823,386; issued 04/28/06 (collateralized by $9,531,014 par of SBA #’s 505906, 505927 and 506164, with rates ranging from 7.363% to 8.125%, with maturity dates ranging from 11/25/22 to 06/25/27 and an aggregate market value of $10,311,780)	9,820,743	9,820,743
Total Repurchase Agreements (Cost $26,501,617)		26,501,617
Total Investments - 108.7% (Cost $257,582,962)		$404,285,146

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - (8.7)%
Dividends receivable	$915,996
Foreign currency (cost $195,742)	198,101
Receivable for fund shares sold	115,600
Tax reclaim receivable	386,083
Prepaid expenses	3,804
Other assets	14,412
Collateral for securities loaned	(29,734,744)
Payable for distribution fees	(2,801)
Payable for fund shares redeemed	(3,602)
Payable to investment advisor	(229,258)
Payable for securities purchased	(3,809,456)
Other liabilities	(167,389)
$(32,313,254)
Net Assets - 100%
Investor Class
Applicable to 353,613 outstanding $.001 par value shares (authorized 250,000,000 shares)	$6,456,108
Net Asset Value, Offering Price and Redemption Price Per Share	$18.26
Institutional Class
Applicable to 20,006,016 outstanding $.001 par value shares (authorized 250,000,000 shares)	$365,515,784
Net Asset Value, Offering Price and Redemption Price Per Share	$18.27
Components of Net Assets as of April 30, 2006 were as follows:
Paid-in capital	$221,033,809
Accumulated undistributed net investment income	690,902
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	3,532,477
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	146,714,704
$371,971,892

Summary of Abbreviations

ADR                       American Depository Receipt

GDR       Global Depositary Receipt

SBA                           Small Business Administration

(1)                                   See Note 2 to Financial Statements

*                                             Non-income producing security

†                                             All or a portion of this security was out on loan at Arpil 30, 2006; the value of the securities loaned amounted to $28,258,946. The value of collateral amounted to $29,734,744 which consisted of cash equivalents.

††                                       Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2006 (unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	0.6%
Airlines	0.9
Automotive	4.4
Banks	14.0
Beverages, Food & Tobacco	2.0
Brewers	1.7
Building Materials	3.4
Chemicals	1.2
Commercial Banks	1.6
Computer Software & Processing	1.0
Computers & Information	0.6
Discount Stores	1.3
Diversified Electronics	4.4
Diversified Financials	0.3
Electric Utilities	0.8
Electrical Equipment	4.5
Entertainment & Leisure	1.2
Financial Services	1.1
Heavy Machinery	1.1
Home Construction, Furnishings & Appliances	5.3
Industrial Conglomerates	1.3
Insurance	2.0
Medical Supplies	1.0
Metals & Mining	2.3
National & Regional Food Chains	1.2
Oil & Gas	14.8
Parts & Components	3.6
Pharmaceuticals	3.9
Real Estate	0.8
Retailers	2.1
Short Term Investments and Repurchase Agreements	17.2
Telecommunications	2.6
Telephone Systems	7.6
Transportation	4.2
Total Investments	116.0
Other Assets Less Liabilities	(16.0)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Shares	Value (1)
Long Term Investments - 98.8%
Common Stocks - 93.4%
Brazil - 4.5%
Brazil Realty SA (Real Estate)	20,754	$353,027
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (National & Regional Food Chains)	12,850	505,776
Embraer Aircraft Corp. - ADR (Aerospace & Defense)	6,200	240,746
Petroleo Brasileiro SA - ADR (Oil & Gas)	8,049	795,483
		1,895,032
Cayman Islands - 1.1%
ASM Pacific Technology Ltd. (Heavy Machinery)	82,500	480,063
Chile - 1.9%
Banco Santander - ADR (Banks)	9,666	422,211
Lan Airlines SA - Sponsored ADR (Airlines)†	9,900	376,200
		798,411
Colombia - 1.1%
BanColombia SA - Sponsored ADR (Banks)	12,850	444,610
Egypt - 1.6%
Orascom Telecom Holding SAE - GDR (Telephone Systems)	12,379	663,067
Hong Kong - 6.0%
China Merchants Holdings International Co., Ltd. (Transportation)	220,000	751,678
China Mobile HK Ltd. - Sponsored ADR (Telecommunications)	20,049	578,614
China Petroleum & Chemical Corp. - ADR (Oil & Gas)	7,100	456,530
Datang International Power Generation Co., Ltd. (Electric Utilities)	502,000	356,607
Johnson Electric Holdings Ltd. (Electrical Equipment)	487,000	411,372
		2,554,801
Hungary - 1.0%
Gedeon Richter Rt. (Pharmaceuticals)	1,959	423,860
India - 10.9%
Bajaj Auto Ltd. (Automotive)	12,760	835,636
Bharat Heavy Electricals (Electrical Equipment)	15,880	829,624
Bharti Tele-Ventures Ltd. (Telephone Systems)*	76,820	693,964
Gujarat Ambuja Cements Ltd. (Building Materials)	288,060	746,815
HDFC Bank Ltd. - ADR (Banks)	7,513	441,915
ICICI Bank Ltd. (Banks)	36,090	463,884
Reliance Capital Ventures Ltd. (Banks)*	21,708	12,420
Reliance Communication Ventures Ltd. (Diversified Financials)*	21,708	145,357
Reliance Energy Ventures Ltd. (Telecommunications)*	21,708	20,706
Reliance Natural Resources Ltd. (Coal)*	21,708	14,287
Satyam Computer Services Ltd. (Computer Software & Processing)	25,890	431,816
		4,636,424

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Shares	Value (1)
Indonesia - 2.6%
Perusahaan Gas Negara PT (Oil & Gas)	421,000	$593,880
PT Telekomunikasi Indonesia - Sponsored ADR (Telecommunications)	14,670	506,115
		1,099,995
Israel - 2.2%
Israel Chemicals Ltd. (Chemicals)	130,800	516,724
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	10,260	415,530
		932,254
Malaysia - 2.2%
Public Bank Berhad (Banks)	227,100	420,048
Resorts World Berhad (Entertainment & Leisure)	135,600	501,673
		921,721
Mexico - 7.0%
America Movil SA de CV, Series L - ADR (Telephone Systems)	23,700	874,767
Controladora Comercial Mexicana SA de CV (Retailers)	234,000	397,488
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	170,410	444,213
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	84,600	694,075
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)	19,945	567,571
		2,978,114
Netherlands - 0.9%
Zentiva BV (Pharmaceuticals)	7,510	389,245
Philippines - 1.2%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telephone Systems)†	12,715	505,421
Poland - 2.0%
Bank Pekao SA (Banks)	6,920	462,621
Polski Koncern Naftowy Orlen SA (Oil & Gas)	18,600	386,602
		849,223
Russia - 8.7%
Lukoil - Sponsored ADR (Oil & Gas)	13,598	1,230,619
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	33,300	1,511,344
Sberbank of Russia (Banks)	532	962,920
		3,704,883
South Africa - 15.8%
Aspen Pharmacare Holdings Ltd. (Medical Supplies)*	56,860	401,853
Bidvest Group Ltd. (Industrial Conglomerates)	31,177	569,487
Impala Platinum Holdings Ltd. (Metals & Mining)	5,033	953,405
JD Group Ltd. (Home Construction, Furnishings & Appliances)	24,469	378,155
MTN Group Ltd. (Telephone Systems)	48,504	483,503
Pretoria Portland Cement Co., Ltd. (Building Materials)	9,785	682,407
SABMiller plc (Brewers)	34,200	727,121
Sasol Ltd. (Oil & Gas)	18,310	762,709
Standard Bank Group Ltd. (Banks)	38,570	550,122
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	188,627	746,870

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Shares	Value (1)
South Africa (continued)
Woolworths Holdings Ltd. (Retailers)	168,840	$473,120
		6,728,752
South Korea - 11.6%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Transportation)*	15,160	443,538
Hyundai Mobis (Automotive)	5,210	460,258
Hyundai Motor Co., Ltd. (Automotive)	6,400	562,461
Kookmin Bank - ADR (Banks)*	8,232	733,060
Samsung Electronics Co., Ltd. (Diversified Electronics)	1,431	384,773
Samsung Electronics Co., Ltd. - GDR, Reg S (Diversified Electronics)	4,390	1,496,432
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	5,970	859,159
		4,939,681
Taiwan - 5.7%
Advantech Co., Ltd. (Computers & Information)	98,000	268,942
Delta Electronics (Electrical Equipment)	209,000	651,999
Hon Hai Precision Industry Co., Ltd. (Parts & Components)	121,000	816,900
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	327,000	694,783
		2,432,624
Thailand - 1.2%
Siam Commercial Bank-Alien (Banks)	299,470	518,666
Turkey - 3.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)	12,748	426,549
Arcelik AS (Home Construction, Furnishings & Appliances)	51,394	437,105
Turkiye Is Bankasi (Banks)	58,308	491,153
		1,354,807
United Kingdom - 1.0%
Hikma Pharmaceuticals plc (Pharmaceuticals)	53,900	430,365
Total Common Stocks (Cost $33,131,189)		39,682,019
Preferred Stocks - 5.4%
Brazil - 4.1%
All America Latina Logistica SA (Transportation)	9,500	600,908
Banco Itau Holding Financeria SA - ADR (Commercial Banks)	21,454	682,237
Sadia SA (Beverages, Food & Tobacco)	163,000	437,374
		1,720,519
Russia - 1.3%
Transneft (Oil & Gas)*	260	559,000
Total Preferred Stocks (Cost $1,867,948)		2,279,519
Total Long Term Investments (Cost $34,999,137)		41,961,538
Short Term Investments - 1.7%	Face Amount
Federal Home Loan Bank, 4.668%, due 05/02/06††	$374,555	374,555
Federal Home Loan Mortgage Corporation, 4.711%, due 05/03/06††	349,955	349,955
Total Short Term Investments (Cost $724,510)		724,510

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Face Amount	Value (1)
Repurchase Agreements - 15.5%
Morgan Stanley & Co. Repurchase Agreement, 4.865%, due 05/01/06††	$925,815	$925,815
Investors Bank & Trust Repurchase Agreement, 3.23%, due 05/01/06 in the amount of $5,673,760; issued 04/28/06 (collateralized by $5,536,773 par of FNMA and SBA’s # 505564 and 505984, with rates ranging from 4.139% to 8.125%, with maturity dates ranging from 10/25/22 to 05/01/33 and an aggregate market value of $5,955,845)	5,672,234	5,672,234
Total Repurchase Agreements (Cost $6,598,049)		6,598,049
Total Investments - 116.0% (Cost $42,321,696)		$49,284,097

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - (16.0)%
Dividends receivable	$62,612
Foreign currency (cost $340,001)	339,313
Tax reclaim receivable	5,278
Prepaid expenses	429
Other assets	2,180
Collateral for securities loaned	(1,650,325)
Payable to investment advisor	(26,608)
Payable for securities purchased	(5,491,863)
Other liabilities	(52,470)
$(6,811,454)
Net Assets - 100%
Applicable to 3,176,279 outstanding $.001 par value shares (authorized 500,000,000 shares)	$42,472,643
Net Asset Value, Offering and Redemption Price Per Share	$13.37
Components of Net Assets as of April 30, 2006 were as follows:
Paid-in capital	$35,209,210
Accumulated undistributed net investment income	86,380
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	220,008
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	6,957,045
$42,472,643

Summary of Abbreviations

ADR                       American Depository Receipt

FNMA               Federal National Mortgage Association

GDR                      Global Depositary Receipt

SBA                           Small Business Administration

(1)                                   See Note 2 to Financial Statements

*                                             Non-income producing security

†                                             All or a portion of this security was out on loan at April 30, 2006; the value of the securities loaned amounted to $1,575,146. The value of collateral amounted to $1,650,325 which consisted of cash equivalents.

††                                       Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited)

Percentage of
Industry	Net Assets
Automotive	2.9%
Banks	2.1
Beverages, Food & Tobacco	2.0
Chemicals	1.2
Commercial Banks	2.0
Commercial Services & Supplies	0.8
Communications	2.0
Computers & Information	1.6
Cosmetics & Personal Care	2.1
Cosmetics & Toiletries	2.2
Diversified Electronics	1.3
Diversified Food	1.7
Diversified Metal Producers	3.4
Electrical Equipment	4.1
Electronic Equipment & Instruments	5.8
Exploration, Drilling Service & Equipment	3.6
Financial Services	1.3
Health Care Equipment & Supplies	1.8
Heavy Machinery	3.0
Industrial Chemicals & Gases Manufacturers	2.2
Insurance	2.9
Insurance Companies	3.5
Integrated International Oil Producers	1.1
Media	1.2
Medical Supplies	2.5
Medical, Surgical & Dental Suppliers	1.3
Miscellaneous Printing & Publishing	1.3
Oil & Gas	7.4
Other Financial Services	2.4
Pharmaceuticals	7.2
Real Estate	4.4
Retailers	1.1
Semiconductor Equipment & Products	2.2
Short Term Investments and Repurchase Agreements	4.8
Software	1.3
Telecommunications	4.7
Telephone Systems	2.1
Transportation	2.9
Wholesalers	2.2
Total Investments	103.6
Other Assets Less Liabilities	(3.6)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Shares	Value (1)
Long Term Investments - 98.8%
Common Stocks - 98.8%
Australia - 3.4%
Rio Tinto Ltd. (Diversified Metal Producers)	17,200	$1,029,898
Austria - 1.0%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	4,900	297,341
Canada - 3.3%
EnCana Corp. (Oil & Gas)	19,900	995,995
Egypt - 0.9%
Orascom Telecom Holding SAE - GDR (Telephone Systems)	4,850	259,785
France - 11.3%
Air Liquide (Industrial Chemicals & Gases Manufacturers)	1,732	374,760
Dassault Systemes SA (Software)	7,500	409,868
L’Oreal SA (Cosmetics & Personal Care)†	6,920	641,410
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,314	348,528
Sanofi-Aventis-ADR (Pharmaceuticals)	12,200	573,888
Schlumberger Ltd. (Exploration, Drilling Service & Equipment)	15,800	1,092,412
		3,440,866
Germany - 1.0%
Synthes Inc. (Medical Supplies)	2,400	297,897
Hong Kong - 7.2%
China Merchants Holdings International Co., Ltd. (Transportation)	258,000	881,513
China Mobile HK Ltd. - Sponsored ADR (Telecommunications)	22,400	646,464
Li & Fung Ltd. (Wholesalers)	278,000	658,500
		2,186,477
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	9,900	400,950
Japan - 14.4%
Fanuc Ltd. (Electronic Equipment & Instruments)	3,100	293,472
Hirose Electronics Co., Ltd. (Electronic Equipment & Instruments)	2,400	351,296
JSR Corp. (Automotive)	28,800	886,386
Keyence Corp. (Electronic Equipment & Instruments)	2,860	748,998
Nomura Holdings Inc. (Financial Services)	17,600	396,959
Sumitomo Realty & Development Co., Ltd. (Real Estate)	50,000	1,343,197
Yokogawa Electric Corp. (Electronic Equipment & Instruments)	23,000	363,562
		4,383,870
Mexico - 1.2%
America Movil SA de CV, Series L - ADR (Telephone Systems)	10,300	380,173
Netherlands - 1.8%
Qiagen NV (Health Care Equipment & Supplies)*†	37,600	560,055

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Shares	Value (1)
South Africa - 1.7%
Sasol Ltd. (Oil & Gas)	12,440	$518,192
South Korea - 2.5%
Kookmin Bank - ADR (Banks)*	3,900	347,295
Samsung Electronics Co., Ltd. - GDR, Reg S (Diversified Electronics)	1,190	405,639
		752,934
Spain - 1.2%
Bankinter SA (Commercial Banks)	5,400	374,586
Switzerland - 6.3%
Alcon Inc. (Medical, Surgical & Dental Suppliers)	3,900	396,669
Nestle SA - ADR (Diversified Food)	6,820	518,526
Novartis AG - Registered (Pharmaceuticals)	5,920	339,577
Roche Holding AG - Genusschein (Pharmaceuticals)	2,100	322,856
Swiss Re - Registered (Insurance)†	4,700	342,954
		1,920,582
United Kingdom - 3.7%
Pearson plc (Miscellaneous Printing & Publishing)	28,800	398,984
Standard Chartered plc (Other Financial Services)	27,700	735,429
		1,134,413
United States - 36.6%
3M Co. (Computers & Information)	5,530	472,428
Abbott Laboratories (Pharmaceuticals)	13,100	559,894
Air Products & Chemicals Inc. (Industrial Chemicals & Gases Manufacturers)	4,500	308,340
American International Group (Insurance Companies)	12,100	789,525
Analog Devices (Semiconductor Equipment & Products)	17,400	659,808
Automatic Data Processing Inc. (Commercial Services & Supplies)	5,400	238,032
Berkshire Hathaway Inc., Class A (Insurance Companies)*	3	267,000
Caterpillar Inc. (Heavy Machinery)	12,000	908,880
Cisco Systems Inc. (Telecommunications)*	36,700	768,865
Colgate-Palmolive Co. (Cosmetics & Toiletries)	11,400	673,968
Emerson Electric Co. (Electrical Equipment)	10,750	913,213
Exxon Mobil Corp. (Integrated International Oil Producers)	5,400	340,632
General Electric Co. (Electrical Equipment)	9,400	325,146
Kinder Morgan Inc. (Oil & Gas)	8,300	730,566
Medco Health Solutions Inc. (Insurance)*	10,139	539,699
Medtronic Inc. (Medical Supplies)	9,300	466,116
Praxair Inc. (Chemicals)	6,600	370,458
Qualcomm Inc. (Communications)	11,600	595,544
The Coca-Cola Company (Beverages, Food & Tobacco)	5,980	250,921
TJX Companies Inc. (Retailers)	14,400	347,472
Viacom Inc., Class B (Media)*	8,975	357,474
Wells Fargo & Co. (Commercial Banks)	3,500	240,415
		11,124,396
Total Common Stocks (Cost $19,824,905)		30,058,410

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

	Shares	Value (1)
Rights - 0.0%
Switzerland - 0.0%
Swiss Re - Registered (Cost $0)	4,700	$0
Total Long Term Investments (Cost $19,824,905)		30,058,410
	Face Amount
Short Term Investments - 1.6%
Federal Home Loan Bank, 4.668%, due 05/02/06††	$253,807	253,807
Federal Home Loan Mortgage Corporation, 4.711%, due 05/03/06††	237,138	237,138
Total Short Term Investments (Cost $490,945)		490,945
Repurchase Agreements - 3.2%
Morgan Stanley & Co. Repurchase Agreement, 4.865%, due 05/01/06††	627,353	627,353
Investors Bank & Trust Repurchase Agreement, 3.23%, due 05/01/06 in the amount of $349,761; issued 04/28/06 (collaterlized by $349,467 par of SBA # 505210, with a rate of 7.125%, with a maturity date of 11/25/28 and an aggregate market value of $367,150)	349,667	349,667
Total Repurchase Agreements (Cost $977,020)		977,020
Total Investments - 103.6% (Cost $21,292,870)		$31,526,375

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2006 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - (3.6)%
Dividends receivable	$74,033
Tax reclaim receivable	9,810
Prepaid expenses	316
Other assets	537
Collateral for securities loaned	(1,118,298)
Payable to investment advisor	(19,151)
Other liabilities	(38,465)
$(1,091,218)
Net Assets - 100%
Institutional Class
Applicable to 1,288,056 outstanding $.001 par value shares (authorized 250,000,000 shares)	$30,435,157
Net Asset Value, Offering Price and Redemption Price Per Share	$23.63
Components of Net Assets as of April 30, 2006 were as follows:
Paid-in capital	$19,091,040
Accumulated undistributed net investment income	45,740
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	1,063,925
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	10,234,452
$30,435,157

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
SBA	Small Business Administration
(1)	See Note 2 to Financial Statements
*	Non-income producing security
†

All or a portion of this security was out on loan at April 30, 2006; the value of the securities loaned amounted to $1,061,335. The value of collateral amounted to $1,118,298 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2006 (Unaudited)

	International Equity Portfolio	Institutional Emerging Markets Portfolio	Global Equity Portfolio
Investment Income
Interest	$154,760	$12,965	$5,837
Dividends (net of foreign withholding taxes of $226,621, $22,629, and $8,026, respectively)	2,102,480	291,566	213,390
Securities lending income	106,844	5,420	1,143
Total investment income	2,364,084	309,951	220,370
Expenses
Investment advisory fees (Note 3)	1,252,433	168,920	139,657
Administration fees (Note 3)	123,752	8,588	13,180
Distribution fees, Investor Class	4,160	—	—
Custodian and accounting fees	153,526	54,385	31,715
Directors’ fees and expenses (Note 3)	10,847	552	869
Member record keeping fees	37,543	14,482	15,095
Printing and postage fees	5,646	191	2,033
State registration filing fees	16,078	987	4,743
Professional fees	39,718	8,475	10,935
Other fees and expenses	55,154	1,147	1,807
Total expenses	1,698,857	257,727	220,034
Waiver of investment advisory fee (Note 3)	(25,593)	(82,050)	(45,463)
Net expenses	1,673,264	175,677	174,571
Net investment income	690,820	134,274	45,799
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions (net of foreign tax expense of $0, $6,874, and $0, respectively)	4,136,504	255,502	1,124,069
Foreign currency transactions	(137,187)	(32,273)	(5,256)
Net realized gain	3,999,317	223,229	1,118,813
Change in unrealized appreciation (depreciation) —
Investments	64,876,351	6,987,477	3,669,803
Translation of assets and liabilities denominated in foreign currencies	37,850	(5,218)	1,365
Net change in unrealized appreciation	64,914,201	6,982,259	3,671,168
Net realized and unrealized gain	68,913,518	7,205,488	4,789,981
Net Increase in Net Assets Resulting from Operations	$69,604,338	$7,339,762	$4,835,780

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	International Equity Portfolio
	Six Months Ended	Year Ended
	April 30, 2006	October 31,
	(unaudited)	2005
Increase in Net Assets From Operations
Net investment income	$690,820	$2,475,986
Net realized gain on investments and foreign currency transactions	3,999,317	40,452,858
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	64,914,201	18,700,157
Net increase in net assets resulting from operations	69,604,338	61,629,001
Distributions to Shareholders from:
Net investment income
Investor Class (A)	(10,374)	—
Institutional Class	(1,514,373)	(1,432,687)
Net realized gain from investments and foreign currency-related transactions
Investor Class (A)	(1,829)	—
Institutional Class	(252,725)	—
Total distributions to shareholders	(1,779,301)	(1,432,687)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class (A)	5,562,393	521,999
Institutional Class	9,971,459	11,311,197
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class (A)	10,881	—
Institutional Class	1,601,590	1,313,542
Cost of shares redeemed
Investor Class (A)	(252,444)	(14,714)
Institutional Class	(13,485,647)	(88,011,589)
Redemption fees
Investor Class (A)	501	—
Institutional Class	638	400
Net Increase (Decrease) in Net Assets from Fund Share Transactions	3,409,371	(74,879,165)
Net Increase (Decrease) in Net Assets	71,234,408	(14,682,851)
Net Assets
At beginning of period	300,737,484	315,420,335
At end of period	$371,971,892	$300,737,484
Accumulated Undistributed Net Investment Income Included in Net Assets	$690,902	$1,524,829

(A) Investor Class shares commenced operations on September 30, 2005.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Institutional Emerging Markets Portfolio
	Six Months Ended	Period Ended
	April 30, 2006	October 31,
	(unaudited)	2005(1)
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$134,274	$(390)
Net realized gain (loss) on investments and foreign currency transactions	223,229	(12,721)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currency	6,982,259	(25,214)
Net increase (decrease) in net assets resulting from operations	7,339,762	(38,325)
Distributions to Shareholders from:
Net investment income	(47,807)	—
Total distributions to shareholders	(47,807)	—
Transactions in Shares of Common Stock
Proceeds from sale of shares	30,171,206	5,000,000
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	47,807	—
Net Increase in Net Assets from Fund Share Transactions	30,219,013	5,000,000
Net Increase in Net Assets	37,510,968	4,961,675
Net Assets
At beginning of period	4,961,675	—
At end of period	$42,472,643	$4,961,675
Accumulated Undistributed Net Investment Income (Loss) Included in Net Assets	$86,380	$(87)

(1)           For the period from October 17, 2005 (commencement of operations) through October 31, 2005.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Global Equity Portfolio
	Six Months Ended	Year Ended
	April 30, 2006	October 31,
	(unaudited)	2005
Increase in Net Assets From Operations
Net investment income	$45,799	$116,101
Net realized gain on investments and foreign currency transactions	1,118,813	2,236,926
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	3,671,168	2,094,155
Net increase in net assets resulting from operations	4,835,780	4,447,182
Distributions to Shareholders from:
Net investment income
Investor Class	(76,410)	(33,956)
Net realized gain from investments and foreign currency-related transactions
Investor Class	(601,908)	—
Total distributions to shareholders	(678,318)	(33,956)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class	479,138	846,308
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	641,785	20,550
Cost of shares redeemed
Investor Class	(160,445)	(5,732,623)
Net Increase (Decrease) in Net Assets from Fund Share Transactions	960,478	(4,865,765)
Net Increase (Decrease) in Net Assets	5,117,940	(452,539)
Net Assets
At beginning of period	25,317,217	25,769,756
At end of period	$30,435,157	$25,317,217
Accumulated Undistributed Net Investment Income Included In Net Assets	$45,740	$76,351

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	International Equity Portfolio - Institutional Class
	For the Six
	Months Ended		For the Year	For the Year	For the Year	For the Year	For the Year
	April 30, 2006		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003	Oct. 31, 2002	Oct. 31, 2001
Per Share Data
Net Asset Value, Beginning of Period	$14.90		$12.41	$11.30	$9.58	$10.55	$15.22
Increase (Decrease) in Net Assets from Operations
Net investment income	0.04		0.13	0.11	0.11	0.07	0.09
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.42		2.42	1.07	1.65	(1.01)	(3.61)
Net increase (decrease) from investment operations	3.46		2.55	1.18	1.76	(0.94)	(3.52)
Distributions to Shareholders from:
Net investment income	(0.08)		(0.06)	(0.07)	(0.04)	(0.03)	—
Net realized gain from investments and foreign currency-related transactions	(0.01)		—	—	—	—	(1.15)
Total distributions	(0.09)		(0.06)	(0.07)	(0.04)	(0.03)	(1.15)
Net Asset Value, End of Period	$18.27		$14.90	$12.41	$11.30	$9.58	$10.55
Total Return	23.29	%(B)	20.58%	10.46%	18.49%	(8.92)%	(24.99)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$365,516		$300,227	$315,420	$350,020	$289,000	$283,721
Ratio of expenses to average net assets	1.00	%(A)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income, to average net assets	0.41	%(A)	0.77%	0.81%	1.10%	0.70%	0.63%
Decrease reflected in above expense ratios due to expense reductions	0.02	%(A)	0.05%	0.09%	0.06%	0.06%	0.05%
Portfolio turnover rate	12	%(B)	38%	37%	58%	45%	46%

(A)    Annualized.

(B)    Not annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	Institutional Emerging Markets Portfolio
	For the Six		For
	Months Ended		the Period
	April 30, 2006		Ended
	(Unaudited)		Oct. 31, 2005(1)
Per Share Data
Net Asset Value, Beginning of Period	$9.92		$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.05		(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.42		(0.08)
Net increase (decrease) from investment operations	3.47		(0.08)
Distributions to Shareholders from:
Net investment income	(0.02)		—
Total distributions	(0.02)		—
Net Asset Value, End of Period	$13.37		$9.92
Total Return	34.88	%(B)	(0.70	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,473		$4,962
Ratio of expenses to average net assets	1.30	%(A)	1.30	%(A)
Ratio of net investment income (loss), to average net assets	0.99	%(A)	(0.19	)%(A)
Decrease reflected in above expense ratios due to expense reductions	0.61	%(A)	20.02	%(A)
Portfolio turnover rate	18	%(B)	1	%(B)

(1)           For the period from October 17, 2005 (commencement of operations) through October 31, 2005.

*                     Rounds to less than $(0.01).

(A)        Annualized.

(B)         Not                Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	Global Equity Portfolio - Institutional Class
	For the Six		For	For	For	For	For
	Months Ended		the Year	the Year	the Year	the Year	the Year
	April 30, 2006		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003	Oct. 31, 2002	Oct. 31, 2001
Per Share Data
Net Asset Value, Beginning of Period	$20.36		$17.17	$16.45	$13.28	$15.08	$21.81
Increase (Decrease) in Net Assets from Operations
Net investment income	0.03		0.09	0.05	0.09	0.05	0.04
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.78		3.12	0.74	3.11	(1.79)	(4.49)
Net increase (decrease) from investment operations	3.81		3.21	0.79	3.20	(1.74)	(4.45)
Distributions to Shareholders from:
Net investment income	(0.06)		(0.02)	(0.07)	(0.03)	(0.00)*	—
Net realized gain from investments and foreign currency-related transactions	(0.48)		—	—	—	(0.06)	(2.28)
Total distributions	(0.54)		(0.02)	(0.07)	(0.03)	(0.06)	(2.28)
Net Asset Value, End of Period	$23.63		$20.36	$17.17	$16.45	$13.28	$15.08
Total Return	19.01	%(B)	18.72%	4.78%	24.19%	(11.59)%	(22.77)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,435		$25,317	$25,770	$26,568	$19,732	$18,524
Ratio of expenses to average net assets	1.25	%(A)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income, to average net assets	0.33	%(A)	0.44%	0.27%	0.70%	0.38%	0.24%
Decrease reflected in above expense ratios due to expense reductions	0.33	%(A)	0.36%	0.18%	0.12%	0.19%	0.22%
Portfolio turnover rate	17	%(B)	35%	29%	68%	55%	50%

*                     Rounds to less than $0.01.

(A)        Annualized.

(B)         Not anuualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc

Notes to Financial Statements

April 30, 2006 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios (individually, “Portfolio”), all of which were active as of April 30, 2006: International Equity Portfolio (“International Equity”); Emerging Markets Portfolio (“Emerging Markets”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); and Global Equity Portfolio (“Global Equity”). The International Equity, Institutional Emerging Markets and Global Equity (collectively, “Portfolios”) are presented hereinafter. The investment objective of each Portfolio is as follows: International Equity-to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Institutional Emerging Markets-to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; Global Equity-to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc. Effective August 5, 2005, International Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of International Equity commenced operations on September 30, 2005. Institutional Emerging Markets commenced operations on October 17, 2005. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.’s Global Equity L.P. (“GELP”), a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of Global Equity has not yet commenced operations.

The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Adviser”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the securities held by each portfolio of the Fund in accordance with the Investment Company Act of 1940, as amended (“1940 Act”). The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained

Harding, Loevner Funds, Inc

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

2. Summary of Significant Accounting Policies (continued)

by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another fair valuation methodology is appropriate. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of April 30, 2006, there were no securities in the Portfolios which required valuation by the Board or its delegate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Expenses

Expenses directly attributed to a specific Portfolio are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment and is reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios  do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Harding, Loevner Funds, Inc

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives the income on the loaned securities and a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by the Investment Adviser to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law.

For the period ended April 30, 2006, the market value of the securities on loan and the value of the related collateral were as follows:

	Market Value of
Portfolio	Loaned Securities	Collateral Value
International Equity	$28,258,946	$29,734,744
Institutional Emerging Markets	1,575,146	1,650,325
Global Equity	1,061,335	1,118,298

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the “Agreements”) with the Investment Adviser. The advisory fees are computed daily at an annual rate of 0.75%, 1.25%, and 1.00% of the average daily net assets of International Equity, Institutional Emerging Markets and Global Equity.

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.30% and 1.25%, respectively, of the average daily net assets of International Equity, Institutional Emerging Markets, and Global Equity. For the period ended April 30, 2006, the Investment Adviser voluntarily waived $25,593, $82,050 and $45,463, respectively, of the International Equity, Institutional Emerging Markets, and Global Equity in investment advisory fees from the Portfolios.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company (“IBT”), which provides certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Under this agreement, the International Equity, Institutional Emerging Markets and Global Equity incurred $123,752, $8,588, and $13,180, respectively, in administration fees for the period ended April 30, 2006.

IBT serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

Harding, Loevner Funds, Inc

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

3. Significant Agreements and Transactions with Affiliates (Continued)

The Fund has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolios’ shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries assumption of functions that the Fund would otherwise perform, such as providing sub accounting and related shareholder services, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries’ fees is paid by the Investment Adviser. Because of the voluntary cap on the Fund’s fees and expenses, the Investment Adviser paid all or a portion of the Portfolios’ share of these fees during the period ended April 30, 2006.

4. Investment transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2006, were as follows for each Portfolio:

	Purchase Cost of	Proceeds from Sales of
Portfolio	Investment Securities	Investment Securities
International Equity	$39,087,595	$37,723,556
Institutional Emerging Markets	34,644,228	4,855,679
Global Equity	4,815,811	4,954,465

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2006, for each of the Portfolios were as follows:

	Unrealized	Unrealized
Portfolio	Appreciation	Depreciation	Net	Cost
International Equity	$148,372,329	$1,983,506	$146,388,823	$257,896,323
Institutional Emerging Markets	7,106,891	145,271	6,961,620	42,322,477
Global Equity	10,475,282	287,521	10,187,761	21,338,614

The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2006.

Harding, Loevner Funds, Inc

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

6. Capital Share Transactions

Transactions in capital stock for International Equity Institutional Class were as follows for the periods indicated:

	Six Months Ended
	April 30, 2006		Year Ended
	(Unaudited)		October 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	581,184	$9,971,459	803,180	$11,311,197
Shares issued upon reinvestment of dividends	98,724	1,601,590	98,172	1,313,542
	679,908	11,573,049	901,352	12,624,739
Shares redeemed	(818,757)	(13,485,009)	(6,174,345)	(88,011,589)
Net decrease	(138,849)	$(1,911,960)	(5,272,993)	$(75,386,850)

Transactions in capital stock for Institutional Emerging Markets were as follows for the periods indicated:

	Six Months Ended
	April 30, 2006 (Unaudited)		Period Ended October 31, 2005 (A)
	Shares	Amount	Shares	Amount
Shares sold	2,672,037	$30,171,206	500,000	$5,000,000
Shares issued upon reinvestment of dividends	4,242	47,807	—	—
	2,676,279	30,219,013	500,000	5,000,000
Shares redeemed	—	—	—	—
Net increase	2,676,279	$30,219,013	500,000	$5,000,000

(A)                             The portfolio commenced operations on  October 17, 2005.

Transactions in capital stock for Global Equity Institutional Class were as follows for the periods indicated:

	Six Months Ended
	April 30, 2006		Year Ended
	(Unaudited)		October 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	21,575	$479,138	46,031	$846,308
Shares issued upon reinvestment of dividends	30,098	641,785	1,111	20,550
	51,673	1,120,923	47,142	866,858
Shares redeemed	(7,357)	(160,445)	(304,635)	(5,732,623)
Net increase (decrease)	44,316	$960,478	(257,493)	$(4,865,765)

Redemptions made within 90 days of purchase are subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2006, International Equity, Institutional Class received $638 in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

7. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Harding, Loevner Funds, Inc

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

8. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which International Equity, Institutional Emerging Markets and Global Equity are authorized to invest.

9. subsequent event

Effective June 12, 2006, the Board dismissed Ernst & Young, LLP as the Fund’s Independent Registered Public Accounting Firm. On June 12, 2006, the Board appointed KPMG LLP as the Fund’s new Independent Registered Public Accounting Firm. The dismissal of Ernst and Young, LLP did not relate to any disagreement with the Fund on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures and does not affect the Fund's audited financial statements for the fiscal year ended October 31, 2005 or any prior period.

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolio’s Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevner.com and on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

HARDING, LOEVNER FUNDS, INC.

          Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

R. Kelly Doherty

Director of the Funds

Raymond J. Clark

Director of the Funds

David R. Loevner

Director, President and Chairman
of the Board of the Funds

Susan C. Mosher

Chief Compliance Officer and
Anti-Money Laundering
Compliance Officer of the Funds

Richard Reiter

Chief Financial Officer and
Treasurer of the Funds

Brendan J. O’Neill

Assistant Treasurer of the Funds

Ranier L.C. Frost

Secretary of the Funds

Brian F. Link

Assistant Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

Investors Bank & Trust Co.
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Co.
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert LLC
1775 I Street, N.W.
Washington D.C. 20006-2401

INDEPENDENT AUDITORS

KPMG LLC
1601 Market Street
Philadelphia, PA 09103-2499

This report is intended for shareholders of Harding Loevner Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable to this filing.

(a)(2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By: /s/ David R. Loevner
David R. Loevner, President
Date: June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David R. Loevner
David R. Loevner, President
Date: June 27, 2006

By: /s/ Richard Reiter
Richard Reiter, Treasurer and Chief Financial Officer
Date: June 27, 2006